Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment

Changes in the Group’s property, plant and equipment in 2018 and 2017 were as follows:

	Farmlands (*)	Farmland improvements	Buildings and facilities	Machinery, equipment, furniture and fittings	Bearer plants	Others	Work in progress	Total
At January 1, 2017
Cost	122,117	20,907	305,748	633,536	341,666	15,067	21,641	1,460,682
Accumulated depreciation	—	(11,267)	(115,693)	(382,226)	(125,497)	(11,132)	—	(645,815)
Net book amount	122,117	9,640	190,055	251,310	216,169	3,935	21,641	814,867
At December 31, 2017
Opening net book amount	122,117	9,640	190,055	251,310	216,169	3,935	21,641	814,867
Exchange differences	(11,374)	(1,219)	(4,473)	(5,853)	(4,089)	(390)	(2,901)	(30,299)
Additions	—	—	15,495	62,101	84,278	2,351	37,856	202,081
Transfers	—	2,711	12,963	11,183	—	11	(26,868)	—
Disposals	—	—	(162)	(3,913)	—	(40)	—	(4,115)
Reclassification to non-income tax credits (**)	—	—	(205)	(788)	—	—	(93)	(1,086)
Depreciation	—	(2,125)	(20,829)	(67,960)	(57,448)	(1,709)	—	(150,071)
Closing net book amount	110,743	9,007	192,844	246,080	238,910	4,158	29,635	831,377

	Farmlands (*)	Farmland improvements	Buildings and facilities	Machinery, equipment, furniture and fittings	Bearer plants	Others	Work in progress	Total
At December 31, 2017
Cost	110,743	22,399	329,366	696,266	421,855	16,999	29,635	1,627,263
Accumulated depreciation	—	(13,392)	(136,522)	(450,186)	(182,945)	(12,841)	—	(795,886)
Net book amount	110,743	9,007	192,844	246,080	238,910	4,158	29,635	831,377
Year ended December 31, 2018
Opening net book amount	110,743	9,007	192,844	246,080	238,910	4,158	29,635	831,377
Adjustment of opening net book amount for the application of IAS 29	211,328	11,520	22,563	5,181	—	1,140	856	252,588
Exchange differences	(78,858)	(3,310)	(34,195)	(49,222)	(36,504)	1,410	(6,408)	(207,087)
Additions	—	97	13,773	50,759	96,365	2,098	61,829	224,921
Revaluation surplus (Note 33)	545,129	—	—	—	—	—	—	545,129
Reclassification from investment property	3,313	—	—	—	—	—	—	3,313
Transfers	—	2,012	14,264	18,577	—	49	(34,902)	—
Disposals	—	—	(149)	(2,144)	—	(85)	(67)	(2,445)
Disposals of subsidiaries	(11,471)	—	(593)	(17)	(1,667)	—	—	(13,748)
Reclassification to non-income tax credits (**)	—	—	(114)	(422)	—	—	(39)	(575)
Depreciation	—	(3,002)	(19,771)	(63,644)	(64,148)	(2,469)	—	(153,034)
Closing net book amount	780,184	16,324	188,622	205,148	232,956	6,301	50,904	1,480,439
At December 31, 2018
Cost of fair value	780,184	32,718	344,915	718,978	480,049	21,611	50,904	2,429,359
Accumulated depreciation	—	(16,394)	(156,293)	(513,830)	(247,093)	(15,310)	—	(948,920)
Net book amount	780,184	16,324	188,622	205,148	232,956	6,301	50,904	1,480,439

(*) Prior periods have been recast to reflect the Company's change in accounting policy for Investment properties as described in Note 33.
(**) Brazilian federal tax law allows entities to take a percentage of the total cost of the assets purchased as a tax credit. As of December 31, 2018 and 2017, ICMS (Imposto sobre Circulação de Mercadorias e Prestação de Serviços) tax credits were reclassified to trade and other receivables.

Depreciation is calculated using the straight-line method to allocated their cost over the estimated usefull lives. Farmlands are not depreciated.

Farmland improvements	5-25 years
Buildings and facilities	20 years
Furniture and fittings	10 years
Computer equipment	3-5 years
Machinery and equipment	4-10 years
Vehicles	4-5 years
Bearer plants	6 years - based on productivity

The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at each statement of financial position date.
 Since September 2018 the Group changed the accounting policy for its farmlands (See Note 33 - Basis of presentation - Changes in accounting policies), adopting the valuation at Fair Value. For all farmlands with a total valuation of US$ 785 million as of December 31, 2018, the valuation was determined using sales Comparison Approach prepared by an independent expert. Sale prices of comparable properties are adjusted considering the specific aspects of each property, the most relevant premise being the price per hectare (Level 3). The Group estimated that, other factors being constant, a 10% reduction on the Sales price for the period ended December 31, 2018 would have reduced the value of the farmlands on US$ 78.5 million, which would impact, net of its tax effect on the "Revaluation surplus" item in the statement of Changes in Shareholders' Equity. If farmlands were stated on the historical cost basis, the amount as of December 31, 2018 would be US$ 235 million”.

Depreciation charges are included in “Cost of production of Biological Assets”, “Cost of production of manufactures products”, “General and administrative expenses”, “Selling expenses” and capitalized in “Property, plant and equipment” for the years ended December 31, 2018 and 2017.

During the year ended December 31, 2018, borrowing costs of US$ 12,764 (2017:US$ 3,660) were capitalized as components of the cost of acquisition or construction for qualifying assets.

Certain of the Group’s assets have been pledged as collateral to secure the Group’s borrowings and other payables. The net book value of the pledged assets amounts to US$ 349,400 as of December 31, 2018 (2017: US$ 265,099).